Pension and Other Post-Retirement Benefits - Projected benefit obligations, the plan assets, and the funded status (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Change in benefit obligation
Projected benefit obligation at beginning of year					$ 14,486	$ 14,258	$ 14,486	$ 14,258	$ 14,258	$ 13,621
Service cost	$ 220	$ 220	$ 222	$ 222	441	444	662	666	888	442
Interest cost	$ 80	$ 80	$ 71	$ 71	158	142	238	213	283	168
Plan participant contributions									109
Actuarial (gain)/losses									29	(640)
Divestiture									(138)
Benefit payments									(274)	(123)
Expected return on plan assets									(35)
Effect of foreign currency translation									(634)	790
Projected benefit obligation at end of year									14,486	14,258
Change in plan assets
Fair value of plan assets at beginning of year					$ 5,184	$ 5,062	$ 5,184	$ 5,062	5,062	5,062
Actual return on plan assets									95
Plan participant contributions									109
Employer contributions									460	123
Benefit payments									(274)	(123)
Expected return on plan assets									(35)
Effect of foreign currency translation									(233)
Fair value of plan assets at end of year									5,184	5,062
Unfunded status									$ (9,302)	$ (9,196)